UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     August 02, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     8176


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE




                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
CIT GROUP INC               OPTION              125581901       95      113     X    SOLE                      113
MILLIPORE CORP              OPTION              601073909       29       43     X    SOLE                       43
WILLIAMS COS INC            OPTION              969457900       19      170     X    SOLE                      170
AIRGAS INC                  COMMON              009363102     1869    30053 X        SOLE                    30053
CIT GROUP INC               COMMON              125581801      844    24918 X        SOLE                    24918
COCA COLA ENTERPRISES INC   COMMON              191219104       46     1760 X        SOLE                     1760
DOLLAR THRIFTY AUTOMOTIVE GPCOMMON              256743105      539    12660 X        SOLE                    12660
GERDAU AMERISTEEL CORP      COMMON              37373P105      552    50600 X        SOLE                    50600
LIBERTY MEDIA CORP NEW      COMMON              53071M708      366     7052 X        SOLE                     7052
MILLIPORE CORP              COMMON              601073109     1336    12528 X        SOLE                    12528
SMITH INTL INC              COMMON              832110100     1136    30181 X        SOLE                    30181
SYBASE INC                  COMMON              871130100      332     5129 X        SOLE                     5129
SYMYX TECHNOLOGIES          COMMON              87155S108       23     4549 X        SOLE                     4549
TALECRIS BIOTHERAPEUTICS HLDCOMMON              874227101      505    23945 X        SOLE                    23945
WUXI PHARMATECH CAYMAN INC  COMMON              929352102       70     4414 X        SOLE                     4414
XERIUM TECHNOLOGIES INC     COMMON              98416J118      379    26826 X        SOLE                    26826
DOW CHEM CO                 OPTION              260543953       23       94     X    SOLE                       94
DU PONT E I DE NEMOURS & CO OPTION              263534959       13       97     X    SOLE                       97